Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000057076 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	29.40%
Percent of Total Long Exposure	27.10%
Percent of Total Short Exposure	2.30%
Percent of Net Long Exposure	24.80%
C000057076 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	27.30%
Percent of Total Long Exposure	18.40%
Percent of Total Short Exposure	9.00%
Percent of Net Long Exposure	9.40%
C000057076 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	10.70%
Percent of Total Long Exposure	10.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.70%
C000057076 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.60%
Percent of Net Long Exposure	(0.60%)
C000057076 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	15.70%
Percent of Total Long Exposure	10.90%
Percent of Total Short Exposure	4.80%
Percent of Net Long Exposure	6.00%
C000057076 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	17.40%
Percent of Total Long Exposure	17.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	17.40%
C000057076 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	5.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	5.10%
Percent of Net Long Exposure	(4.80%)
C000057076 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	2.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	2.00%
Percent of Net Long Exposure	(1.20%)
C000057076 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	2.90%
Percent of Total Long Exposure	1.50%
Percent of Total Short Exposure	1.40%
Percent of Net Long Exposure	0.10%
C000057076 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	2.40%
Percent of Total Long Exposure	1.60%
Percent of Total Short Exposure	0.80%
Percent of Net Long Exposure	0.80%
C000057076 | Asset Report 4 ColumnMaster Limited Partnerships
Holdings [Line Items]
Percent of Total Investments	0.10%
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.10%
C000057076 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000057076 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	3.00%
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.00%
C000057077 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	29.40%
Percent of Total Long Exposure	27.10%
Percent of Total Short Exposure	2.30%
Percent of Net Long Exposure	24.80%
C000057077 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	27.30%
Percent of Total Long Exposure	18.40%
Percent of Total Short Exposure	9.00%
Percent of Net Long Exposure	9.40%
C000057077 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	10.70%
Percent of Total Long Exposure	10.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.70%
C000057077 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.60%
Percent of Net Long Exposure	(0.60%)
C000057077 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	15.70%
Percent of Total Long Exposure	10.90%
Percent of Total Short Exposure	4.80%
Percent of Net Long Exposure	6.00%
C000057077 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	17.40%
Percent of Total Long Exposure	17.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	17.40%
C000057077 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	5.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	5.10%
Percent of Net Long Exposure	(4.80%)
C000057077 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	2.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	2.00%
Percent of Net Long Exposure	(1.20%)
C000057077 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	2.90%
Percent of Total Long Exposure	1.50%
Percent of Total Short Exposure	1.40%
Percent of Net Long Exposure	0.10%
C000057077 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	2.40%
Percent of Total Long Exposure	1.60%
Percent of Total Short Exposure	0.80%
Percent of Net Long Exposure	0.80%
C000057077 | Asset Report 4 ColumnMaster Limited Partnerships
Holdings [Line Items]
Percent of Total Investments	0.10%
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.10%
C000057077 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000057077 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	3.00%
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.00%
C000201773 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	29.40%
Percent of Total Long Exposure	27.10%
Percent of Total Short Exposure	2.30%
Percent of Net Long Exposure	24.80%
C000201773 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	27.30%
Percent of Total Long Exposure	18.40%
Percent of Total Short Exposure	9.00%
Percent of Net Long Exposure	9.40%
C000201773 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	10.70%
Percent of Total Long Exposure	10.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.70%
C000201773 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.60%
Percent of Net Long Exposure	(0.60%)
C000201773 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	15.70%
Percent of Total Long Exposure	10.90%
Percent of Total Short Exposure	4.80%
Percent of Net Long Exposure	6.00%
C000201773 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	17.40%
Percent of Total Long Exposure	17.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	17.40%
C000201773 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	5.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	5.10%
Percent of Net Long Exposure	(4.80%)
C000201773 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	2.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	2.00%
Percent of Net Long Exposure	(1.20%)
C000201773 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	2.90%
Percent of Total Long Exposure	1.50%
Percent of Total Short Exposure	1.40%
Percent of Net Long Exposure	0.10%
C000201773 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	2.40%
Percent of Total Long Exposure	1.60%
Percent of Total Short Exposure	0.80%
Percent of Net Long Exposure	0.80%
C000201773 | Asset Report 4 ColumnMaster Limited Partnerships
Holdings [Line Items]
Percent of Total Investments	0.10%
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.10%
C000201773 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000201773 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	3.00%
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.00%
C000066743 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	29.40%
Percent of Total Long Exposure	27.10%
Percent of Total Short Exposure	2.30%
Percent of Net Long Exposure	24.80%
C000066743 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	27.30%
Percent of Total Long Exposure	18.40%
Percent of Total Short Exposure	9.00%
Percent of Net Long Exposure	9.40%
C000066743 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	10.70%
Percent of Total Long Exposure	10.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.70%
C000066743 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.60%
Percent of Net Long Exposure	(0.60%)
C000066743 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	15.70%
Percent of Total Long Exposure	10.90%
Percent of Total Short Exposure	4.80%
Percent of Net Long Exposure	6.00%
C000066743 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	17.40%
Percent of Total Long Exposure	17.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	17.40%
C000066743 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	5.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	5.10%
Percent of Net Long Exposure	(4.80%)
C000066743 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	2.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	2.00%
Percent of Net Long Exposure	(1.20%)
C000066743 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	2.90%
Percent of Total Long Exposure	1.50%
Percent of Total Short Exposure	1.40%
Percent of Net Long Exposure	0.10%
C000066743 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	2.40%
Percent of Total Long Exposure	1.60%
Percent of Total Short Exposure	0.80%
Percent of Net Long Exposure	0.80%
C000066743 | Asset Report 4 ColumnMaster Limited Partnerships
Holdings [Line Items]
Percent of Total Investments	0.10%
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.10%
C000066743 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000066743 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	3.00%
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.00%
C000161524 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	29.40%
Percent of Total Long Exposure	27.10%
Percent of Total Short Exposure	2.30%
Percent of Net Long Exposure	24.80%
C000161524 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	27.30%
Percent of Total Long Exposure	18.40%
Percent of Total Short Exposure	9.00%
Percent of Net Long Exposure	9.40%
C000161524 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	10.70%
Percent of Total Long Exposure	10.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.70%
C000161524 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.60%
Percent of Net Long Exposure	(0.60%)
C000161524 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	15.70%
Percent of Total Long Exposure	10.90%
Percent of Total Short Exposure	4.80%
Percent of Net Long Exposure	6.00%
C000161524 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	17.40%
Percent of Total Long Exposure	17.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	17.40%
C000161524 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	5.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	5.10%
Percent of Net Long Exposure	(4.80%)
C000161524 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	2.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	2.00%
Percent of Net Long Exposure	(1.20%)
C000161524 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	2.90%
Percent of Total Long Exposure	1.50%
Percent of Total Short Exposure	1.40%
Percent of Net Long Exposure	0.10%
C000161524 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	2.40%
Percent of Total Long Exposure	1.60%
Percent of Total Short Exposure	0.80%
Percent of Net Long Exposure	0.80%
C000161524 | Asset Report 4 ColumnMaster Limited Partnerships
Holdings [Line Items]
Percent of Total Investments	0.10%
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.10%
C000161524 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000161524 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	3.00%
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.00%
C000057078 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	29.40%
Percent of Total Long Exposure	27.10%
Percent of Total Short Exposure	2.30%
Percent of Net Long Exposure	24.80%
C000057078 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	27.30%
Percent of Total Long Exposure	18.40%
Percent of Total Short Exposure	9.00%
Percent of Net Long Exposure	9.40%
C000057078 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	10.70%
Percent of Total Long Exposure	10.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.70%
C000057078 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.60%
Percent of Net Long Exposure	(0.60%)
C000057078 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	15.70%
Percent of Total Long Exposure	10.90%
Percent of Total Short Exposure	4.80%
Percent of Net Long Exposure	6.00%
C000057078 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	17.40%
Percent of Total Long Exposure	17.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	17.40%
C000057078 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	5.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	5.10%
Percent of Net Long Exposure	(4.80%)
C000057078 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	2.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	2.00%
Percent of Net Long Exposure	(1.20%)
C000057078 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	2.90%
Percent of Total Long Exposure	1.50%
Percent of Total Short Exposure	1.40%
Percent of Net Long Exposure	0.10%
C000057078 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	2.40%
Percent of Total Long Exposure	1.60%
Percent of Total Short Exposure	0.80%
Percent of Net Long Exposure	0.80%
C000057078 | Asset Report 4 ColumnMaster Limited Partnerships
Holdings [Line Items]
Percent of Total Investments	0.10%
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.10%
C000057078 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000057078 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	3.00%
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.00%
C000066744 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	29.40%
Percent of Total Long Exposure	27.10%
Percent of Total Short Exposure	2.30%
Percent of Net Long Exposure	24.80%
C000066744 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	27.30%
Percent of Total Long Exposure	18.40%
Percent of Total Short Exposure	9.00%
Percent of Net Long Exposure	9.40%
C000066744 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	10.70%
Percent of Total Long Exposure	10.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.70%
C000066744 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.60%
Percent of Net Long Exposure	(0.60%)
C000066744 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	15.70%
Percent of Total Long Exposure	10.90%
Percent of Total Short Exposure	4.80%
Percent of Net Long Exposure	6.00%
C000066744 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	17.40%
Percent of Total Long Exposure	17.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	17.40%
C000066744 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	5.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	5.10%
Percent of Net Long Exposure	(4.80%)
C000066744 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	2.80%
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	2.00%
Percent of Net Long Exposure	(1.20%)
C000066744 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	2.90%
Percent of Total Long Exposure	1.50%
Percent of Total Short Exposure	1.40%
Percent of Net Long Exposure	0.10%
C000066744 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	2.40%
Percent of Total Long Exposure	1.60%
Percent of Total Short Exposure	0.80%
Percent of Net Long Exposure	0.80%
C000066744 | Asset Report 4 ColumnMaster Limited Partnerships
Holdings [Line Items]
Percent of Total Investments	0.10%
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.10%
C000066744 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000066744 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	3.00%
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.00%
C000043358 | Asset Report 4 ColumnEnergy
Holdings [Line Items]
Percent of Total Investments	72.00%
Percent of Total Long Exposure	52.30%
Percent of Total Short Exposure	19.70%
Percent of Net Long Exposure	32.50%
C000043358 | Asset Report 4 ColumnAgriculture
Holdings [Line Items]
Percent of Total Investments	54.90%
Percent of Total Long Exposure	40.00%
Percent of Total Short Exposure	15.00%
Percent of Net Long Exposure	25.00%
C000043358 | Asset Report 4 ColumnPrecious Metals
Holdings [Line Items]
Percent of Total Investments	21.10%
Percent of Total Long Exposure	21.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.10%
C000043358 | Asset Report 4 ColumnIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	19.10%
Percent of Total Long Exposure	18.40%
Percent of Total Short Exposure	0.70%
Percent of Net Long Exposure	17.70%
C000043358 | Asset Report 4 ColumnLivestock
Holdings [Line Items]
Percent of Total Investments	10.90%
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	3.60%
Percent of Net Long Exposure	3.60%
C000043358 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	100.60%
Percent of Total Long Exposure	100.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	100.60%
C000043359 | Asset Report 4 ColumnEnergy
Holdings [Line Items]
Percent of Total Investments	72.00%
Percent of Total Long Exposure	52.30%
Percent of Total Short Exposure	19.70%
Percent of Net Long Exposure	32.50%
C000043359 | Asset Report 4 ColumnAgriculture
Holdings [Line Items]
Percent of Total Investments	54.90%
Percent of Total Long Exposure	40.00%
Percent of Total Short Exposure	15.00%
Percent of Net Long Exposure	25.00%
C000043359 | Asset Report 4 ColumnPrecious Metals
Holdings [Line Items]
Percent of Total Investments	21.10%
Percent of Total Long Exposure	21.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.10%
C000043359 | Asset Report 4 ColumnIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	19.10%
Percent of Total Long Exposure	18.40%
Percent of Total Short Exposure	0.70%
Percent of Net Long Exposure	17.70%
C000043359 | Asset Report 4 ColumnLivestock
Holdings [Line Items]
Percent of Total Investments	10.90%
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	3.60%
Percent of Net Long Exposure	3.60%
C000043359 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	100.60%
Percent of Total Long Exposure	100.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	100.60%
C000201770 | Asset Report 4 ColumnEnergy
Holdings [Line Items]
Percent of Total Investments	72.00%
Percent of Total Long Exposure	52.30%
Percent of Total Short Exposure	19.70%
Percent of Net Long Exposure	32.50%
C000201770 | Asset Report 4 ColumnAgriculture
Holdings [Line Items]
Percent of Total Investments	54.90%
Percent of Total Long Exposure	40.00%
Percent of Total Short Exposure	15.00%
Percent of Net Long Exposure	25.00%
C000201770 | Asset Report 4 ColumnPrecious Metals
Holdings [Line Items]
Percent of Total Investments	21.10%
Percent of Total Long Exposure	21.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.10%
C000201770 | Asset Report 4 ColumnIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	19.10%
Percent of Total Long Exposure	18.40%
Percent of Total Short Exposure	0.70%
Percent of Net Long Exposure	17.70%
C000201770 | Asset Report 4 ColumnLivestock
Holdings [Line Items]
Percent of Total Investments	10.90%
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	3.60%
Percent of Net Long Exposure	3.60%
C000201770 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	100.60%
Percent of Total Long Exposure	100.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	100.60%
C000058992 | Asset Report 4 ColumnEnergy
Holdings [Line Items]
Percent of Total Investments	72.00%
Percent of Total Long Exposure	52.30%
Percent of Total Short Exposure	19.70%
Percent of Net Long Exposure	32.50%
C000058992 | Asset Report 4 ColumnAgriculture
Holdings [Line Items]
Percent of Total Investments	54.90%
Percent of Total Long Exposure	40.00%
Percent of Total Short Exposure	15.00%
Percent of Net Long Exposure	25.00%
C000058992 | Asset Report 4 ColumnPrecious Metals
Holdings [Line Items]
Percent of Total Investments	21.10%
Percent of Total Long Exposure	21.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.10%
C000058992 | Asset Report 4 ColumnIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	19.10%
Percent of Total Long Exposure	18.40%
Percent of Total Short Exposure	0.70%
Percent of Net Long Exposure	17.70%
C000058992 | Asset Report 4 ColumnLivestock
Holdings [Line Items]
Percent of Total Investments	10.90%
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	3.60%
Percent of Net Long Exposure	3.60%
C000058992 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	100.60%
Percent of Total Long Exposure	100.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	100.60%
C000161523 | Asset Report 4 ColumnEnergy
Holdings [Line Items]
Percent of Total Investments	72.00%
Percent of Total Long Exposure	52.30%
Percent of Total Short Exposure	19.70%
Percent of Net Long Exposure	32.50%
C000161523 | Asset Report 4 ColumnAgriculture
Holdings [Line Items]
Percent of Total Investments	54.90%
Percent of Total Long Exposure	40.00%
Percent of Total Short Exposure	15.00%
Percent of Net Long Exposure	25.00%
C000161523 | Asset Report 4 ColumnPrecious Metals
Holdings [Line Items]
Percent of Total Investments	21.10%
Percent of Total Long Exposure	21.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.10%
C000161523 | Asset Report 4 ColumnIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	19.10%
Percent of Total Long Exposure	18.40%
Percent of Total Short Exposure	0.70%
Percent of Net Long Exposure	17.70%
C000161523 | Asset Report 4 ColumnLivestock
Holdings [Line Items]
Percent of Total Investments	10.90%
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	3.60%
Percent of Net Long Exposure	3.60%
C000161523 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	100.60%
Percent of Total Long Exposure	100.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	100.60%
C000043360 | Asset Report 4 ColumnEnergy
Holdings [Line Items]
Percent of Total Investments	72.00%
Percent of Total Long Exposure	52.30%
Percent of Total Short Exposure	19.70%
Percent of Net Long Exposure	32.50%
C000043360 | Asset Report 4 ColumnAgriculture
Holdings [Line Items]
Percent of Total Investments	54.90%
Percent of Total Long Exposure	40.00%
Percent of Total Short Exposure	15.00%
Percent of Net Long Exposure	25.00%
C000043360 | Asset Report 4 ColumnPrecious Metals
Holdings [Line Items]
Percent of Total Investments	21.10%
Percent of Total Long Exposure	21.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.10%
C000043360 | Asset Report 4 ColumnIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	19.10%
Percent of Total Long Exposure	18.40%
Percent of Total Short Exposure	0.70%
Percent of Net Long Exposure	17.70%
C000043360 | Asset Report 4 ColumnLivestock
Holdings [Line Items]
Percent of Total Investments	10.90%
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	3.60%
Percent of Net Long Exposure	3.60%
C000043360 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	100.60%
Percent of Total Long Exposure	100.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	100.60%
C000058993 | Asset Report 4 ColumnEnergy
Holdings [Line Items]
Percent of Total Investments	72.00%
Percent of Total Long Exposure	52.30%
Percent of Total Short Exposure	19.70%
Percent of Net Long Exposure	32.50%
C000058993 | Asset Report 4 ColumnAgriculture
Holdings [Line Items]
Percent of Total Investments	54.90%
Percent of Total Long Exposure	40.00%
Percent of Total Short Exposure	15.00%
Percent of Net Long Exposure	25.00%
C000058993 | Asset Report 4 ColumnPrecious Metals
Holdings [Line Items]
Percent of Total Investments	21.10%
Percent of Total Long Exposure	21.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	21.10%
C000058993 | Asset Report 4 ColumnIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	19.10%
Percent of Total Long Exposure	18.40%
Percent of Total Short Exposure	0.70%
Percent of Net Long Exposure	17.70%
C000058993 | Asset Report 4 ColumnLivestock
Holdings [Line Items]
Percent of Total Investments	10.90%
Percent of Total Long Exposure	7.30%
Percent of Total Short Exposure	3.60%
Percent of Net Long Exposure	3.60%
C000058993 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	100.60%
Percent of Total Long Exposure	100.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	100.60%
C000025591 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000025591 | Equity
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000025591 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025593 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000025593 | Equity
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000025593 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000201786 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000201786 | Equity
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000201786 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000058975 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000058975 | Equity
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000058975 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000161534 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000161534 | Equity
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000161534 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025589 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000025589 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000025589 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000058976 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000058976 | Equity
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000058976 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025590 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000025590 | Equity
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000025590 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000050447 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000050447 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000050447 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000050447 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000050447 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000050447 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000050447 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000050447 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000050447 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000050447 | Others
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000050448 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000050448 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000050448 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000050448 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000050448 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000050448 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000050448 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000050448 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000050448 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000050448 | Others
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000201772 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000201772 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000201772 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000201772 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000201772 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000201772 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000201772 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000201772 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000201772 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000201772 | Others
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000200309 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000200309 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000200309 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000200309 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000200309 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000200309 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000200309 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000200309 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200309 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200309 | Others
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000050446 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000050446 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000050446 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000050446 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000050446 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000050446 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000050446 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000050446 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000050446 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000050446 | Others
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000091966 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000091966 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000091966 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000091966 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000091966 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000091966 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000091966 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000091966 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000091966 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000091966 | Others
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000025508 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000025508 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000025508 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000025508 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000025508 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000025508 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025508 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025508 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000025508 | Others
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025508 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025509 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000025509 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000025509 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000025509 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000025509 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000025509 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025509 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025509 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000025509 | Others
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025509 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000201766 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000201766 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000201766 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000201766 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000201766 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000201766 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000201766 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000201766 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000201766 | Others
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000201766 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200306 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000200306 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000200306 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000200306 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000200306 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000200306 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200306 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000200306 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000200306 | Others
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000200306 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025507 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000025507 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000025507 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000025507 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000025507 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000025507 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025507 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000025507 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000025507 | Others
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025507 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000091963 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000091963 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000091963 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000091963 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000091963 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000091963 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000091963 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000091963 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000091963 | Others
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000091963 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025449 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000025449 | Equity
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000025449 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025449 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000025449 | Dynamic
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025451 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000025451 | Equity
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000025451 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025451 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000025451 | Dynamic
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000201783 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000201783 | Equity
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000201783 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000201783 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000201783 | Dynamic
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000058959 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000058959 | Equity
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000058959 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000058959 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000058959 | Dynamic
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000161531 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000161531 | Equity
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000161531 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000161531 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000161531 | Dynamic
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025447 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000025447 | Equity
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000025447 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025447 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000025447 | Dynamic
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000058960 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000058960 | Equity
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000058960 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000058960 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000058960 | Dynamic
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025448 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000025448 | Equity
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000025448 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025448 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000025448 | Dynamic
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025513 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000025513 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000025513 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025513 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000025513 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025515 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000025515 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000025515 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025515 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000025515 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201784 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000201784 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000201784 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000201784 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000201784 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000058961 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000058961 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000058961 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000058961 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000058961 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161532 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000161532 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000161532 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161532 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000161532 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025511 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000025511 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000025511 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025511 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000025511 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000058962 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000058962 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000058962 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000058962 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000058962 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025512 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000025512 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000025512 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025512 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000025512 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025579 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	65.60%
C000025579 | Equity
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000025579 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025579 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025579 | Dynamic
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000025581 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	65.60%
C000025581 | Equity
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000025581 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025581 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025581 | Dynamic
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000201785 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	65.60%
C000201785 | Equity
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000201785 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000201785 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000201785 | Dynamic
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000058973 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	65.60%
C000058973 | Equity
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000058973 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000058973 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000058973 | Dynamic
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161533 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	65.60%
C000161533 | Equity
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000161533 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000161533 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000161533 | Dynamic
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000025577 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	65.60%
C000025577 | Equity
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000025577 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025577 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025577 | Dynamic
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000058974 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	65.60%
C000058974 | Equity
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000058974 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000058974 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000058974 | Dynamic
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000025578 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	65.60%
C000025578 | Equity
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000025578 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025578 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000025578 | Dynamic
Holdings [Line Items]
Percent of Net Asset Value	1.90%